Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.49%
ASSET-BACKED SECURITIES — 2.21%**
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.96%	05/25/34	[1,2]	$447,834	$448,031
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.39%	10/27/36	[1,2]	384,052	378,201
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.36%	12/15/27	[1,2]	266,079	266,282
SLM Student Loan Trust, Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
2.24%	07/25/25	[1]	279,104	278,803
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
2.49%	01/25/28	[1]	250,346	250,543
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.32%	10/25/24	[1]	224,747	224,917
SLM Student Loan Trust, Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
2.41%	01/26/26	[1]	188,169	188,247
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.31%	03/25/26	[1]	85,711	85,735
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.34%	06/25/43	[1]	137,153	135,242

Total Asset-Backed Securities (Cost $2,265,256)				2,256,001

CORPORATES — 24.63%*
Banking — 7.04%
Bank of America Corp. (GMTN)
2.37%	07/21/21	[3]	1,750,000	1,753,935
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 0.68%)
2.59%	06/01/21	[1]	400,000	400,743
(LIBOR USD 3-Month plus 1.00%)
3.00%	01/15/23	[1]	200,000	202,770
JPMorgan Chase Bank N.A. (BKNT)
2.60%	02/01/21	[3]	500,000	500,250
3.09%	04/26/21	[3]	250,000	250,873

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
(LIBOR USD 3-Month plus 0.29%)
2.20%	02/01/21	[1]	$500,000	$500,112
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[4]	350,000	350,556
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,4]	150,000	150,155
Santander UK Group Holdings PLC (United Kingdom)
3.13%	01/08/21	[4]	500,000	504,997
U.S. Bank N.A. (BKNT)
3.05%	07/24/20		550,000	552,866
Wells Fargo & Co. (GMTN)
2.60%	07/22/20		250,000	251,003
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		1,000,000	1,000,151
3.33%	07/23/21	[3]	275,000	277,179
(SOFR Rate plus 0.48%)
2.04%	03/25/20	[1]	500,000	500,247

				7,195,837

Communications — 0.45%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	455,000	459,618

Consumer Discretionary — 0.52%
BAT Capital Corp.
2.76%	08/15/22		400,000	406,025
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.61%	11/15/21	[1]	125,000	125,022

				531,047

Electric — 1.17%
Dominion Energy, Inc., Series B
2.75%	09/15/22		350,000	355,520
Evergy, Inc.
4.85%	06/01/21		325,000	335,309
NextEra Energy Capital Holdings, Inc.
2.40%	09/01/21		250,000	251,906
(LIBOR USD 3-Month plus 0.55%)
2.46%	08/28/21	[1]	250,000	250,044

				1,192,779

December 2019 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 0.20%
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	$200,000	$202,462

Finance — 5.42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.45%	12/16/21	[4]	100,000	104,261
4.63%	10/30/20	[4]	200,000	204,065
5.00%	10/01/21	[4]	150,000	157,324
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
2.28%	04/06/20	[1,2]	375,000	375,266
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.95%)
2.89%	07/24/23	[1]	308,000	310,782
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
2.81%	02/15/22	[1,2]	290,000	292,327
Ford Motor Credit Co. LLC
2.34%	11/02/20		50,000	49,939
3.20%	01/15/21		250,000	251,359
3.81%	10/12/21		50,000	50,940
5.88%	08/02/21		55,000	57,595
8.13%	01/15/20		150,000	150,310
(LIBOR USD 3-Month plus 0.79%)
2.68%	06/12/20	[1]	250,000	250,165
(LIBOR USD 3-Month plus 0.81%)
2.71%	04/05/21	[1]	480,000	478,152
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[4]	560,000	559,636
General Motors Financial Co., Inc.
4.38%	09/25/21		500,000	518,222
Morgan Stanley (GMTN)
5.50%	01/26/20		500,000	501,070
5.50%	07/24/20		500,000	510,145
Nationwide Building Society (United Kingdom)
3.62%	04/26/23	[2,3,4]	500,000	514,557
Park Aerospace Holdings Ltd. (Cayman Islands)
3.63%	03/15/21	[2,4]	100,000	101,114
4.50%	03/15/23	[2,4]	100,000	105,272

				5,542,501

Food — 0.75%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.39%	03/16/20	[1]	240,000	240,086

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.38%	10/09/20	[1]	$325,000	$325,527
(LIBOR USD 3-Month plus 0.75%)
2.70%	10/22/20	[1]	200,000	200,021

				765,634

Health Care — 2.24%
Allergan Finance LLC
3.25%	10/01/22		200,000	204,822
Anthem, Inc.
3.70%	08/15/21		500,000	511,775
Bausch Health Cos., Inc. (Canada)
7.00%	03/15/24	[2,4]	280,000	291,784
Bayer U.S. Finance II LLC
2.20%	07/15/22	[2]	600,000	597,078
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
2.84%	12/29/20	[1]	243,000	243,124
Cigna Corp.
3.20%	09/17/20		200,000	201,591
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.65%	03/19/21	[1]	240,000	240,025

				2,290,199

Industrials — 1.52%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	350,000	352,430
Bemis Co., Inc.
4.50%	10/15/21	[2]	350,000	360,758
General Electric Co. (GMTN)
4.63%	01/07/21		310,000	317,107
General Electric Co. (MTN)
5.55%	05/04/20		125,000	126,259
(LIBOR USD 3-Month plus 0.38%)
2.27%	05/05/26	[1]	150,000	145,053
United Technologies Corp.
(LIBOR USD 3-Month plus 0.65%)
2.55%	08/16/21	[1]	250,000	250,034

				1,551,641

Information Technology — 1.03%
Analog Devices, Inc.
2.85%	03/12/20		120,000	120,170
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		275,000	275,017

2 / December 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Broadcom, Inc.
3.13%	04/15/21	[2]	$250,000	$253,097
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,4]	400,000	410,256

				1,058,540

Materials — 0.30%
International Flavors & Fragrances, Inc.
3.40%	09/25/20		300,000	302,941

Real Estate Investment Trust (REIT) — 2.64%
American Campus Communities Operating Partnership LP
3.35%	10/01/20		400,000	403,335
Boston Properties LP
4.13%	05/15/21		500,000	510,097
Essex Portfolio LP
5.20%	03/15/21		350,000	360,416
GLP Capital LP/GLP Financing II, Inc.
4.88%	11/01/20		550,000	559,860
Healthcare Realty Trust, Inc.
3.75%	04/15/23		200,000	206,632
Kimco Realty Corp.
3.20%	05/01/21		250,000	253,532
Reckson Operating Partnership LP
7.75%	03/15/20		400,000	404,430

				2,698,302

Retail — 0.29%
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.70%	04/17/20	[1]	300,000	300,058

Transportation — 1.06%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		372,457	388,464
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
2.86%	06/01/21	[1,2]	250,000	251,140
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		93,604	95,009
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		320,833	349,278

				1,083,891

Total Corporates (Cost $25,038,478)				25,175,450

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 27.70%**
Non-Agency Commercial
Mortgage-Backed — 3.33%
Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[2]	$239,000	$246,890
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA (IO)
1.36%	02/10/48	[3]	2,801,716	149,627
Commercial Mortgage Trust, Series 2013-CR6, Class XB (IO)
0.54%	03/10/46	[3]	10,000,000	169,028
Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)
1.20%	03/10/46	[3]	2,716,252	86,020
Commercial Mortgage Trust, Series 2014-CR19, Class XA (IO)
1.03%	08/10/47	[3]	5,674,672	217,460
Commercial Mortgage Trust, Series 2015-CR25, Class XA (IO)
0.84%	08/10/48	[3]	3,995,215	153,753
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class XA (IO)
0.88%	09/15/50	[3]	5,424,958	195,464
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	07/12/44	[2,3]	499,383	509,410
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A
5.40%	12/13/28	[2]	139,139	143,516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class ASB
3.14%	05/15/45		359,036	363,781
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA (IO)
1.35%	02/15/46	[3]	4,099,368	140,618
Morgan Stanley Capital I Trust, Series 2011-C3, Class A4
4.12%	07/15/49		150,035	152,039
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4
2.79%	12/10/45		400,000	404,198
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)
1.90%	11/15/45	[2,3]	1,487,357	64,708
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class XA (IO)
1.20%	05/15/45	[2,3]	2,587,258	86,722
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class XB (IO)
0.46%	05/15/45	[2,3]	8,000,000	118,458

December 2019 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class XA (IO)
1.04%	08/15/47	[3]	$5,228,568	$200,895

				3,402,587

Non-Agency Mortgage-Backed — 1.84%
Aames Mortgage Trust, Series 2002-1, Class A3
(STEP-reset date 02/25/20)
7.40%	06/25/32		19,915	19,944
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
4.23%	05/25/35	[3]	53,816	52,349
Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		59,706	61,979
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		4,568	4,854
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.98%	02/25/34	[3]	46,625	45,741
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
4.25%	11/25/32	[3]	21,804	21,789
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
2.50%	07/19/44	[1]	143,318	146,601
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
(LIBOR USD 1-Month plus 0.15%)
1.94%	07/25/36	[1]	49,612	49,715
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.47%	06/25/28		2	2
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.57%	12/25/34	[1]	392,069	346,403
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
4.32%	10/25/34	[3]	122,956	122,427
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
4.75%	04/25/35	[3]	177,572	184,796
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
4.58%	10/25/34	[3]	181,388	181,388

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
4.13%	06/25/34	[3]	$5,821	$5,739
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[5]
0.00%	03/25/47	6,7,8,†	4,000,000	—
MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1
4.47%	10/25/32	[3]	39,284	40,662
Merrill Lynch Mortgage Investors Trust, Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
3.56%	12/25/32	[1]	160,726	158,549
Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.09%	12/25/35	[1]	47,067	47,024
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	11
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		43,420	45,703
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
4.25%	12/25/34	[3]	98,386	99,853
Terwin NIMs Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,6,7]	1,795,549	27,733
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus 1.40%)
3.64%	06/25/42	[1]	25,152	25,059
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
4.70%	06/25/33	[3]	58,348	59,562
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.29%	06/25/35	[1]	158,246	140,011

				1,887,894

U.S. Agency Commercial Mortgage-Backed — 5.67%
Fannie Mae-Aces, Series 2012-M2, Class A2
2.72%	02/25/22		648,992	655,275
Fannie Mae-Aces, Series 2012-M4, Class X1 (IO)
0.52%	04/25/22	[3]	4,272,564	27,268

4 / December 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J22F, Class A1
3.45%	05/25/23		$306,957	$314,827
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class X3 (IO)
2.25%	01/25/41	[3]	2,950,450	65,510
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class X3 (IO)
1.75%	11/25/40	[3]	2,000,000	94,666
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X1 (IO)
0.22%	04/25/23	[3]	13,149,374	87,794
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K056, Class XAM (IO)
1.15%	05/25/26	[3]	1,400,000	94,085
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K504, Class A2
2.57%	09/25/20	[3]	452,752	452,821
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X3 (IO)
1.79%	01/25/42	[3]	4,000,000	60,762
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
(LIBOR USD 1-Month plus 0.35%)
2.05%	09/25/21	[1]	33,308	33,289
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF14, Class A
(LIBOR USD 1-Month plus 0.65%)
2.35%	01/25/23	[1]	764,933	765,214
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A
(LIBOR USD 1-Month plus 0.55%)
2.25%	03/25/23	[1]	397,758	397,814
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF19, Class A
(LIBOR USD 1-Month plus 0.45%)
2.15%	06/25/23	[1]	557,903	557,695
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF22, Class A
(LIBOR USD 1-Month plus 0.50%)
2.20%	07/25/23	[1]	278,328	278,186

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP02, Class A2
2.36%	04/25/21	[3]	$22,229	$22,197
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS05, Class A
(LIBOR USD 1-Month plus 0.50%)
2.20%	01/25/23	[1]	558,085	557,839
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)
0.65%	09/25/25	[3]	3,500,000	117,815
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.98%	01/25/46	[3]	285,813	287,534
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus 0.74%)
2.98%	05/25/44	[1]	318,301	318,535
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT1
2.80%	04/25/46	[3]	428,602	432,063
Ginnie Mae, Series 2011-165, Class IO (IO)
0.40%	10/16/51	[3]	8,293,548	60,588
Ginnie Mae, Series 2012-135, Class IO (IO)
0.57%	01/16/53	[3]	3,657,701	117,035

				5,798,812

U.S. Agency Mortgage-Backed — 16.86%
Fannie Mae Pool 254548
5.50%	12/01/32		106,767	117,614
Fannie Mae Pool 468764
4.16%	07/01/21		630,000	647,917
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.51%)
3.58%	11/01/32	[1]	14,225	14,525
Fannie Mae Pool 555424
5.50%	05/01/33		70,530	78,546
Fannie Mae Pool 567002
8.00%	05/01/23		14,460	15,253
Fannie Mae Pool 655133
7.00%	08/01/32		7,047	7,446
Fannie Mae Pool 655151
7.00%	08/01/32		13,315	14,032
Fannie Mae Pool 762525
6.50%	11/01/33		20,806	22,676

December 2019 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
4.43%	04/01/34	[1]	$114,394	$117,223
Fannie Mae Pool AD0538
6.00%	05/01/24		36,668	38,511
Fannie Mae Pool AE0443
6.50%	10/01/39		78,064	88,121
Fannie Mae Pool AL0851
6.00%	10/01/40		71,677	82,246
Fannie Mae Pool AM4580
3.43%	10/01/23		303,941	318,029
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.69%	05/25/23	[1]	612	669
Fannie Mae REMICS, Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[1]	1,241	1,389
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
2.74%	10/25/31	[1]	99,120	100,967
Fannie Mae REMICS, Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
2.79%	08/25/31	[1]	119,638	121,310
Fannie Mae REMICS, Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	16,261	18,842
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)
2.39%	12/25/32	[1]	407,436	410,238
Fannie Mae REMICS, Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
2.24%	04/25/34	[1]	365,259	364,973
Fannie Mae REMICS, Series 2004-96, Class MT
(-17.15 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00%	12/25/34	[1]	10,049	11,006
Fannie Mae REMICS, Series 2005-114, Class PF
(LIBOR USD 1-Month plus 0.38%)
2.17%	08/25/35	[1]	330,438	330,424

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2005-73, Class DF
(LIBOR USD 1-Month plus 0.25%)
2.04%	08/25/35	[1]	$213,349	$212,249
Fannie Mae REMICS, Series 2006-84, Class WF
(LIBOR USD 1-Month plus 0.30%)
2.09%	02/25/36	[1]	42,478	42,464
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.91%	07/25/37	[1]	103,243	20,655
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		6,078	6,122
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
2.61%	03/25/37	[1]	131,056	132,727
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.19%	10/25/40	[1]	74,164	74,139
Fannie Mae REMICS, Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.44%	11/25/36	[1]	388,517	70,268
Fannie Mae REMICS, Series 2011-124, Class DF
(LIBOR USD 1-Month plus 0.45%)
2.24%	08/25/40	[1]	293,460	293,719
Fannie Mae REMICS, Series 2011-47, Class GF
(LIBOR USD 1-Month plus 0.57%)
2.36%	06/25/41	[1]	131,537	132,265
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
2.29%	05/25/37	[1]	137,603	137,744
Fannie Mae REMICS, Series 2011-8, Class PF
(LIBOR USD 1-Month plus 0.50%)
2.29%	01/25/40	[1]	64,564	64,579
Fannie Mae REMICS, Series 2012-19, Class FP
(LIBOR USD 1-Month plus 0.50%)
2.29%	12/25/39	[1]	454,226	454,040
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
2.31%	04/25/42	[1]	527,550	527,594

6 / December 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
2.04%	07/25/42	[1]	$453,438	$451,535
Fannie Mae REMICS, Series 2014-19, Class FA
(LIBOR USD 1-Month plus 0.40%)
2.19%	11/25/39	[1]	167,926	167,938
Fannie Mae REMICS, Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.20%	01/25/50	[1]	500,000	499,142
Fannie Mae REMICS. Series 2004-92, Class FD
(LIBOR USD 1-Month plus 0.35%)
2.14%	05/25/34	[1]	448,739	449,534
Freddie Mac Gold Pool C90474
7.00%	08/01/21		5,935	6,055
Freddie Mac Gold Pool G13107
5.50%	07/01/20		272	273
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23		1,476	1,555
Freddie Mac REMICS, Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
2.69%	10/15/31	[1]	68,352	69,967
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.34%	10/15/33	[1]	722,668	727,629
Freddie Mac REMICS, Series 2763, Class FC
(LIBOR USD 1-Month plus 0.35%)
2.09%	04/15/32	[1]	67,268	67,265
Freddie Mac REMICS, Series 2990, Class DE
(LIBOR USD 1-Month plus 0.38%)
2.12%	11/15/34	[1]	89,912	89,951
Freddie Mac REMICS, Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
2.06%	10/15/34	[1]	368,385	368,046
Freddie Mac REMICS, Series 3066, Class PF
(LIBOR USD 1-Month plus 0.30%)
2.04%	04/15/35	[1]	339,477	339,338
Freddie Mac REMICS, Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
2.44%	08/15/35	[1]	459,092	463,787

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3139, Class FL
(LIBOR USD 1-Month plus 0.30%)
2.04%	01/15/36	[1]	$99,142	$99,129
Freddie Mac REMICS, Series 3196, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.09%	04/15/32	[1]	385,775	385,841
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.04%	08/15/35	[1]	427,260	425,037
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
2.04%	08/15/35	[1]	85,831	85,384
Freddie Mac REMICS, Series 3652, Class PF
(LIBOR USD 1-Month plus 0.75%)
2.49%	07/15/32	[1]	20,407	20,443
Freddie Mac REMICS, Series 3767, Class JF
(LIBOR USD 1-Month plus 0.30%)
2.04%	02/15/39	[1]	213,757	213,932
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.14%	11/15/40	[1]	101,930	101,920
Freddie Mac REMICS, Series 3806, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.14%	08/15/25	[1]	92,400	92,565
Freddie Mac REMICS, Series 3845, Class FQ
(LIBOR USD 1-Month plus 0.25%)
1.99%	02/15/26	[1]	195,413	195,611
Freddie Mac REMICS, Series 3879, Class MF
(LIBOR USD 1-Month plus 0.35%)
2.09%	09/15/38	[1]	234,683	234,879
Freddie Mac REMICS, Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
2.24%	07/15/41	[1]	282,007	282,661
Freddie Mac REMICS, Series 3907, Class FM
(LIBOR USD 1-Month plus 0.35%)
2.09%	05/15/26	[1]	105,239	105,133

December 2019 / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3940, Class PF
(LIBOR USD 1-Month plus 0.35%)
2.09%	05/15/40	[1]	$614,178	$614,848
Freddie Mac REMICS, Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
2.09%	10/15/39	[1]	302,399	302,193
Freddie Mac REMICS, Series 4097, Class TF
LIBOR USD 1-Month
2.14%	05/15/39	[1]	143,545	143,527
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
2.14%	05/15/32	[1]	36,337	36,364
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.24%	06/15/42	[1]	427,087	425,702
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
4.13%	10/20/31	[1]	8,513	8,812
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/32	[1]	101,576	105,572
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.25%	07/20/32	[1]	12,049	12,519
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.88%	04/20/33	[1]	84,218	87,602
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
4.13%	12/20/23	[1]	10,210	10,397
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.25%	08/20/25	[1]	22,038	22,682
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.25%	08/20/42	[1]	109,239	113,078
Ginnie Mae, Series 2001-22, Class FK
(LIBOR USD 1-Month plus 0.35%)
2.09%	05/16/31	[1]	590,551	591,134

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
2.16%	10/20/32	[1]	$ 135,427	$135,516
Ginnie Mae, Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
2.16%	10/20/32	[1]	199,770	199,901
Ginnie Mae, Series 2003-42, Class FA
(LIBOR USD 1-Month plus 0.40%)
2.14%	07/16/31	[1]	657,797	658,254
Ginnie Mae, Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
3.11%	01/16/34	[1]	488,031	503,073
Ginnie Mae, Series 2009-66, Class UF
(LIBOR USD 1-Month plus 1.00%)
2.74%	08/16/39	[1]	135,520	138,147
Ginnie Mae, Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
2.54%	10/16/39	[1]	145,977	147,760
Ginnie Mae, Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
2.19%	07/16/39	[1]	64,206	64,317
Ginnie Mae, Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
0.60%	06/16/37	[1]	1,979,961	29,677
Ginnie Mae, Series 2012-10, Class FP
(LIBOR USD 1-Month plus 0.30%)
2.06%	01/20/41	[1]	47,486	47,466
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
2.06%	07/20/38	[1]	119,636	119,590
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.16%	10/07/20	[1]	787,048	787,376
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.27%	12/08/20	[1]	496,553	497,031
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.24%	03/09/21	[1]	266,022	266,142

8 / December 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes Trust, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.12%	03/11/20	[1]	$130,018	$ 130,020

				17,233,772
Total Mortgage-Backed (Cost $28,828,910)				28,323,065

U.S. TREASURY SECURITIES — 36.95%
U.S. Treasury Notes — 36.95%
U.S. Treasury Floating Rate Notes
1.75%	07/31/21	[1]	5,100,000	5,100,781
U.S. Treasury Notes
1.50%	10/31/21		12,120,000	12,105,086
1.50%	11/30/21		16,460,000	16,440,389
1.63%	12/31/21		4,125,000	4,130,480
Total U.S. Treasury Securities (Cost $37,745,647)				37,776,736
Total Bonds – 91.49% (Cost $93,878,291)				93,531,252

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 8.31%
Commercial paper — 0.40%
Ford Motor Credit Co. LLC
3.20%[9]	10/08/20		165,000	161,447
Pfizer, Inc.
1.91%[9]	02/19/20		250,000	249,409

				410,856
Foreign Government Obligations — 1.98%
Japan Treasury Discount Bill, Series 861 (Japan)
0.00%[9]	01/14/20	[4]	105,000,000	966,227
Japan Treasury Discount Bill, Series 865 (Japan)
0.00%[9]	01/27/20	[4]	115,000,000	1,058,404

				2,024,631
Money Market Funds — 1.02%
Dreyfus Government Cash Management Fund
1.52%[10]			561,000	561,000
Fidelity Investments Money Market Funds -Government Portfolio
1.50%[10]			20,775	20,775

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[10]		458,000	$ 458,000

			1,039,775
U.S. Agency Discount Notes — 0.98%
Federal Home Loan Bank
1.58%[9]	01/23/20	$1,000,000	999,125
U.S. Treasury Bills — 3.93%
U.S. Treasury Bills
1.54%[9]	02/18/20	2,500,000	2,495,153
1.54%[9]	02/20/20	1,500,000	1,496,892
1.54%[9,11]	03/19/20	26,000	25,918

			4,017,963
Total Short-Term Investments (Cost $8,504,693)			8,492,350
Total Investments – 99.80% (Cost $102,382,984)			102,023,602
Cash and Other Assets, Less Liabilities – 0.20%			200,858

Net Assets – 100.00%			$102,224,460

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-income producing security.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[7]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $27,733, which is 0.03% of total net assets.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of December 31, 2019.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $25,918.

†

Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

December 2019 / 9

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.
(GMTN): Global medium-term note
(IO): Interest only

(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-term note
(SOFR): Secured Overnight Financing Rate
(STEP): Step coupon bond
(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 984,478	JPY 105,000,000	Goldman Sachs International	01/14/20	$17,544
USD 556,610	JPY 60,000,000	Citigroup Global Markets, Inc.	01/27/20	3,677
USD 510,330	JPY 55,000,000	Bank of America N.A.	01/27/20	3,475

NET UNREALIZED APPRECIATION				$24,696

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	9	03/31/20	$1,939,500	$(852)	$(852)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods

10 / December 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

December 2019 / 11

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial paper	$—	$410,856	$ —	$410,856
Foreign Government Obligations	—	2,024,631	—	2,024,631
Money Market Funds	1,039,775	—	—	1,039,775
U.S. Agency Discount Notes	—	999,125	—	999,125
U.S. Treasury Bills	4,017,963	—	—	4,017,963
Long-Term Investments:
Asset-Backed Securities	—	2,256,001	—	2,256,001
Corporates	—	25,175,450	—	25,175,450
Mortgage-Backed	—	28,295,332	27,733	28,323,065
U.S. Treasury Securities	37,776,736	—	—	37,776,736

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	24,696	—	24,696
Liabilities:
Interest rate contracts	(852)	—	—	(852)

Total	$42,833,622	$59,186,091	$ 27,733	$102,047,446

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

12 / December 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2019	$33,152
Accrued discounts/premiums	(4,178)
Realized gain/(loss)	—
Change in unrealized (depreciation)*	(1,241)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2019	$27,733 ***

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(1,241) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

*** As of March 31, 2019 and December 31, 2019, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

ULTRA SHORT BOND FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Non- Agency	$27,733	Third-party Vendor	Vendor Prices	$0.00 - $1.54	$1.54

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

December 2019 / 13